Right of Use Assets	3 Months Ended
Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets

7	Right of use assets

	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2020	757	106	863
Modification of building lease	(182)	—	(182)
Disposals	—	(19)	(19)
Impact of foreign exchange rate changes	(16)	(3)	(19)
At March 31, 2020	559	84	643

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2020	242	39	281
Disposals	—	(19)	(19)
Depreciation	91	10	101
Impact of foreign exchange rate changes	(7)	(1)	(8)
At March 31, 2020	326	29	355

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
At March 31, 2020	233	55	288
At December 31, 2019	515	67	582

Upon the renegotiation of the building lease agreement on March 31, 2020 (note 11), a modification was recorded to the building right of use asset in the amount of $182, representing the reduction in the square footage leased from the landlord.